FI - Gains/losses on assets/liabilities using unobservable inputs (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	SFr (1,506)	SFr 2,324
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,274)	93
Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(1,218)	2,484
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,423)	99
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(288)	(160)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	SFr 149	SFr (6)